Trade receivables (Tables)	12 Months Ended
Mar. 31, 2026
Trade Receivables
Schedule of trade receivables
	2026	2025
	USD	USD

Trade receivables	170,302	45,528
Less: Allowance for expected credit losses	(35,115)	-

	135,187	45,528

Schedule of movement in the allowance for impairment losses	Movement in the allowance for impairment losses as follows:
	2026	2025
	USD	USD

As at April 1	-	-
Impairment losses recognized	33,583	-
Exchange difference	1,532	-

As at March 31	35,115	-

Schedule aged analysis of trade receivables

The aged analysis of trade receivables at the end of the reporting period:

	Gross amount	Specific allowance	Net amount
	USD	USD	USD

2026
Neither past due nor impair	29,783	-	29,783

Past due but not impair:
1 to 30 days	33,671	-	33,671
31 to 60 days	8,257	-	8,257
More than 60 days	63,476	-	63,476
	105,404	-	105,404
Credit impaired
Individual impaired	35,115	(35,115)	-

	170,302	(35,115)	135,187

2025
Neither past due nor impair	2,307	-	2,307

Past due but not impair:
1 to 30 days	9,149	-	9,149
31 to 60 days	4,199	-	4,199
More than 60 days	29,603	-	29,603
	43,221	-	43,221

	45,528	-	45,528